Derivative Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments [Table Text Block]
:

Notional Amount	Effective Date	Maturity Date	Number of Instruments	Index
$127,514	December 2013 through June 2014	Various dates through June 2015	215	Various
As of June 30, 2014, we had ten outstanding interest rate swap contracts indexed to one-month LIBOR. These instruments were designated as cash flow hedges of interest rate risk and have varying start dates and maturity dates from July 2014 through January 2017. Since the start date of certain contracts has not yet commenced, the notional amount of our outstanding contracts is in excess of the variable-rate debt being hedged as of the balance sheet date.

Interest rate swap contracts outstanding:	Notional Amounts
Contracts accruing interest as of June 30, 2014	$240,000
Contracts with a future start date	105,000
Total	$345,000

Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The table below presents the fair value of our derivative financial instruments as well as their classification on the balance sheet as of June 30, 2014 and 2013:

	June 30, 2014
	Asset Derivatives				Liability Derivatives
Derivatives designated as hedging instruments	Balance Sheet line item	Gross amounts of recognized assets	Gross amount offset in consolidated balance sheet	Net amount	Balance Sheet line item	Gross amounts of recognized liabilities	Gross amount offset in consolidated balance sheet	Net amount
Interest rate swaps	Other non-current assets	$—	$—	$—	Other current liabilities/other liabilities	$(771)	$26	$(745)
Total derivatives designated as hedging instruments		$—	$—	$—		$(771)	$26	$(745)

Derivatives not designated as hedging instruments
Currency forward contracts	Other current assets	$410	$(28)	$382	Other current liabilities	$(1,058)	$252	$(806)
Total derivatives not designated as hedging instruments		$410	$(28)	$382		$(1,058)	$252	$(806)

	June 30, 2013
	Asset Derivatives				Liability Derivatives
Derivatives designated as hedging instruments	Balance Sheet line item	Gross amounts of recognized assets	Gross amount offset in consolidated balance sheet	Net amount	Balance Sheet line item	Gross amounts of recognized liabilities	Gross amount offset in consolidated balance sheet	Net amount
Interest rate swaps	Other non-current assets	$400	$(56)	$344	Other current liabilities/other liabilities	$(81)	$11	$(70)
Currency forward contracts	Other current assets	83	(13)	70	Other current liabilities	(208)	5	(203)
Total derivatives designated as hedging instruments		$483	$(69)	$414		$(289)	$16	$(273)

Derivatives not designated as hedging instruments
Currency forward contracts	Other current assets	$—	$—	$—	Other current liabilities	$—	$—	$—
Total derivatives not designated as hedging instruments		$—	$—	$—		$—	$—	$—

Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net
The following table presents the effect of our derivative financial instruments designated as hedging instruments and their classification within comprehensive income for the fiscal years ended June 30, 2014 and 2013:

Derivatives in Hedging Relationships	Amount of Gain (Loss) Recognized in Comprehensive Income on Derivatives (Effective Portion)
	Year Ended June 30,
In thousands	2014	2013
Currency contracts that hedge revenue	(107)	280
Currency contracts that hedge cost of revenue	59	(263)
Currency contracts that hedge technology and development expense	70	80
Currency contracts that hedge general and administrative expense	12	(1)
Interest rate swaps	(1,319)	387
	$(1,285)	$483

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The following table presents reclassifications out of accumulated other comprehensive income (loss) for the fiscal years ended June 30, 2014 and 2013:

Details about Accumulated Other Comprehensive Loss Components	Amount Reclassified from Accumulated Other Comprehensive Loss to Net Income Gain/(Loss)		Affected line item in the Statement of Operations
	Year Ended June 30,
In thousands	2014	2013
Currency contracts that hedge revenue	$(120)	$293	Revenue
Currency contracts that hedge cost of revenue	(112)	(92)	Cost of revenue
Currency contracts that hedge technology and development expense	122	27	Technology and development expense
Currency contracts that hedge general and administrative expense	11	1	General and administrative expense
Interest rate swaps	(372)	189	Interest income (expense), net
Total before income tax	(471)	418	Income (loss) before income taxes and loss in equity interests
Income tax	75	(21)	Income tax provision (benefit)
Total	$(396)	$397

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following table presents the adjustment to fair value recorded within the statement of operations for derivative instruments for which we did not elect hedge accounting, as well as the effect of our de-designated derivative financial instruments that no longer qualify as hedging instruments in the period:

Derivatives not classified as hedging instruments	Amount of Gain (Loss) Recognized in Income		Location of Gain (Loss) Recognized in Income (Ineffective Portion)
	Year Ended June 30,
In thousands	2014	2013
Currency contracts	$(7,473)	$29	Other income (expense), net